[DESCRIPTION]  LEGAL OPINION
			February 24, 1997


Triflex Fund, Inc.
One Moody Plaza
Galveston, Texas 77550

				Re:  Registration No. 2-61491

Gentlemen:

Referring to the 119,915 shares of Common Stock, $1.00 par value, of Triflex Fund, Inc. (the "Company") sold during its period ended
December 31, 1996, in reliance upon registration of an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company
Act of 1940, as amended, in connection with which the company is filing its Rule 24f-2 Notice, we have examined the Company's Articles of Incorporation, its corporate records in connection with the issuance of said shares, the Company's Registration Statement with the Securities and Exchange Commission under the Securities Act of 1933, as amended, related prospectuses and its Notification of Election Under Rule 24f-1. On the basis of such examination, we are of the opinion that:

1. The Company is a corporation duly organized and existing under the laws of the State of Maryland.

2. The 119,915 shares of Common Stock sold in reliance upon the registration of an indefinite number of shares pursuant to Rule 24f-2 have been duly and legally authorized, and are validly issued, fully paid and non-assessable.

					Yours very truly,

					GREER, HERZ & ADAMS, L.L.P.



					JERRY L. ADAMS